Expense Example, No Redemption (Vanguard European Stock Index Fund Retail)	Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)	Vanguard European Stock Index Fund Vanguard European Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	27	12
3 YEAR	84	39
5 YEAR	146	68
10 YEAR	331	154